UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                    11111 Santa Monica Boulevard, Suite 1550
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2005





                                                                               NUMBER        MARKET VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                            OF SHARES           (000)
==========================================================================================================
COMMON STOCK +

AUSTRALIA -- 2.8%
         Alumina                                                              5,620,699   $       30,562
         Macquarie Airports Management++                                     14,363,151           33,365
         Macquarie Infrastructure Group++                                    13,249,767           34,566
         Multiplex Group                                                      8,054,398           18,592
                                                                                          ----------------
                                                                                                 117,085
                                                                                          ----------------

CANADA -- 2.5%
         Celestica*                                                           3,061,903           32,530
         Manulife Financial                                                   1,251,893           73,583
                                                                                          ----------------
                                                                                                 106,113
                                                                                          ----------------

FRANCE -- 12.9%
         AXA                                                                  2,652,494           85,590
         BNP Paribas                                                            771,210           62,395
         Carrefour                                                            1,115,281           52,252
         France Telecom++                                                     2,152,775           53,487
         Sanofi-Aventis++                                                     1,108,219           97,073
         Suez                                                                 2,015,523           62,746
         Total                                                                  212,611           53,404
         Vinci                                                                  819,565           70,479
                                                                                          ----------------
                                                                                                 537,426
                                                                                          ----------------

GERMANY -- 4.2%
         Bayerische Motoren Werke                                               952,539           41,775
         Depfa Bank                                                           3,245,924           47,989
         Deutsche Post                                                        2,573,945           62,398
         E.ON                                                                   238,151           24,635
                                                                                          ----------------
                                                                                                 176,797
                                                                                          ----------------

HONG KONG -- 3.7%
         Henderson Land Development                                          12,133,648           57,121
         PetroChina                                                         119,056,000           97,506
                                                                                          ----------------
                                                                                                 154,627
                                                                                          ----------------

IRELAND -- 2.2%
         Allied Irish Banks                                                   1,550,188           33,129
         CRH                                                                  2,027,441           59,613
                                                                                          ----------------
                                                                                                  92,742
                                                                                          ----------------

JAPAN -- 12.6%
         Acom                                                                   714,500           45,952
         Canon                                                                1,117,000           65,394
         Honda Motor                                                          1,295,100           73,952
         Japan Tobacco                                                            2,330           34,003
         Konica Minolta Holdings                                              4,344,900           44,275
         Promise                                                              1,079,900           71,926


__________________________________________________________________________________________________________


SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2005


                                                                              NUMBER         MARKET VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                           OF SHARES           (000)
==========================================================================================================
JAPAN -- (CONTINUED)
         Takeda Pharmaceutical                                                  780,600     $     42,256
         Takefuji                                                             1,214,270           82,524
         Yamanouchi Pharmaceutical                                            1,681,000           65,608
                                                                                            --------------
                                                                                                 525,890
                                                                                            --------------

NETHERLANDS -- 8.5%
         ABN AMRO Holding                                                     1,995,905           52,189
         ING Groep                                                            2,425,203           84,112
         Koninklijke Philips Electronics                                      2,600,297           80,797
         Royal Dutch Shell, Class A                                           1,195,844           36,492
         TNT                                                                  2,397,549           74,922
         Unilever                                                               414,316           28,371
                                                                                          ----------------
                                                                                                 356,883
                                                                                          ----------------

NEW ZEALAND -- 1.3%
         Telecom Corporation of New Zealand                                  13,327,692           54,660
                                                                                          ----------------

NORWAY -- 2.6%
         Frontline                                                            1,308,550           50,071
         Telenor ASA                                                          5,958,951           58,550
                                                                                          ----------------
                                                                                                 108,621
                                                                                          ----------------

PORTUGAL -- 1.3%
         Portugal Telecom SGPS                                                5,561,252           56,283
                                                                                          ----------------

SINGAPORE -- 1.0%
         Creative Technology                                                    557,997            4,564
         United Overseas Bank                                                 4,005,629           35,173
                                                                                          ----------------
                                                                                                  39,737
                                                                                          ----------------

SOUTH KOREA -- 5.7%
         POSCO                                                                  266,477           53,433
         Samsung Electronics                                                    209,629          137,130
         SK Telecom                                                             253,769           45,595
                                                                                          ----------------
                                                                                                 236,158
                                                                                          ----------------

SPAIN -- 1.2%
         Telefonica                                                           3,294,021           49,558
                                                                                          ----------------

SWITZERLAND -- 7.1%
         Credit Suisse Group                                                  1,450,512           73,966
         Geberit                                                                 43,388           34,343
         Novartis                                                               998,501           52,475
         Syngenta*                                                              448,733           55,840
         Zurich Financial Services*                                             375,766           80,078
                                                                                          ----------------
                                                                                                 296,702
                                                                                          ----------------


__________________________________________________________________________________________________________



SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2005


                                                                              NUMBER         MARKET VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                           OF SHARES           (000)
==========================================================================================================
UNITED KINGDOM -- 27.7%
         Aviva                                                                5,083,583   $       61,690
         BAA                                                                  4,053,093           43,743
         BAE Systems                                                         13,539,807           88,970
         Barratt Developments                                                 3,200,752           54,323
         BP                                                                   3,933,400           41,910
         British American Tobacco                                             4,433,098           99,198
         BT Group                                                             8,755,324           33,569
         Centrica                                                            11,447,680           50,198
         Compass Group                                                        8,238,334           31,268
         GlaxoSmithKline                                                      4,481,128          113,309
         HBOS                                                                 3,209,450           54,857
         Kingfisher                                                          12,610,074           51,496
         Reed Elsevier                                                        3,484,339           32,747
         Reuters Group                                                        7,203,994           53,383
         Royal Bank of Scotland Group                                         2,665,920           80,534
         Royal Dutch Shell, Class B                                           2,772,100           88,656
         Tate & Lyle                                                          5,547,332           53,758
         Unilever                                                             5,659,222           56,158
         Vodafone Group                                                      26,817,155           57,931
         WPP Group                                                              907,300            9,823
                                                                                          ----------------
                                                                                               1,157,521
                                                                                          ----------------
TOTAL COMMON STOCK
(COST $3,547,686) -- 97.3%                                                                     4,066,803
                                                                                          ----------------

CASH EQUIVALENT
         Bank of New York Cash Reserve Fund 1.700%**(1)                     130,639,209          130,639
                                                                                          ----------------
TOTAL CASH EQUIVALENT
(COST $130,639) -- 3.1%                                                                          130,639
                                                                                          ----------------

TOTAL INVESTMENTS
(COST $3,678,325) -- 100.4%                                                               $    4,197,442
                                                                                          ================
Percentages are based on Net Assets of $4,180,022.

 * Non-income producing security
** The rate shown is the 7-day yield as of December 31, 2005.
(1) Investments in Bank of New York Cash Reserve Fund are valued daily at the cost of deposit account.
 + Country determined by registration, location of headquarters or primary listing.
++ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. The investment adviser has deemed these securities to be liquid in accordance with the Fund's Restricted Securities Guidelines.

At December 31, 2005, the tax basis cost of the Fund's investments was $3,678,325 ($ Thousands) and the unrealized appreciation and depreciation were $580,060 ($ Thousands) and ($60,943) ($ Thousands), respectively.


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


                                                                                          CCM-QH-001-0300




_________________________________________________________________________________________________________

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Causeway Capital Management Trust


By (Signature and Title)*                 /s/ Turner Swan
                                          ----------------------
                                          Turner Swan, President


Date: February 17, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Turner Swan
                                          ----------------------
                                          Turner Swan, President


Date: February 17, 2006


By (Signature and Title)*                 /s/ Mike Lawson
                                          ----------------------
                                          Mike Lawson, Treasurer

Date: February 17, 2006

* Print the name and title of each signing officer under his or her signature.